Operating Segments (Details) - Schedule of Net Revenue and Total Assets Based on Geography - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Schedule of Net Revenue and Total Assets Based on Geography [Line Items]
Net revenue	$ 19,284,167	$ 18,052,068	$ 37,282,879	$ 34,739,312	$ 72,918,124		$ 72,613,910		$ 65,042,706
Total assets	39,497,713	41,156,807	39,497,713	41,156,807	42,577,834		39,885,511		37,138,408
North and Central America [Member]
Schedule of Net Revenue and Total Assets Based on Geography [Line Items]
Net revenue	11,415,110	10,775,276	21,983,600	20,642,749	43,121,198	[1]	42,934,979	[1]	43,834,755	[1]
Total assets	17,550,611	29,049,438	17,550,611	29,049,438	17,525,543	[1]	28,967,943	[1]	23,641,965
South America [Member]
Schedule of Net Revenue and Total Assets Based on Geography [Line Items]
Net revenue			10,289,621		18,160,466		19,022,041		16,763,813
Total assets	15,737,081		15,737,081		17,674,813		16,883,845		15,778,101
AU [Member]
Schedule of Net Revenue and Total Assets Based on Geography [Line Items]
Net revenue	1,504,948	1,286,116	2,821,643	2,680,821	5,771,385		6,373,122		5,344,942
Total assets	3,951,588	3,625,247	3,951,588	3,625,247	5,771,385		3,611,682		3,520,751
Europe [Member]
Schedule of Net Revenue and Total Assets Based on Geography [Line Items]
Net revenue	1,518,072	1,513,273	2,981,113	2,943,085	5,979,750		5,588,847		597,098
Total assets	5,290,879	5,310,471	5,290,879	5,310,471	5,896,287		5,036,017		5,042,651
Others [Member]
Schedule of Net Revenue and Total Assets Based on Geography [Line Items]
Net revenue	95,241	49,604	176,250	110,398	264,904		189,715		115,886
Total assets	276,458	1,569,431	276,458	1,569,431	2,088,347		2,158,279		2,082,577
Reportable segments [member]
Schedule of Net Revenue and Total Assets Based on Geography [Line Items]
Net revenue	19,800,302	18,234,957	38,252,227	34,983,252	73,297,703		74,108,704		66,656,494
Total assets	42,806,617	57,743,569	42,806,617	57,743,569	48,956,375		56,657,766		50,066,045
Intercompany elimination [Member]
Schedule of Net Revenue and Total Assets Based on Geography [Line Items]
Net revenue	(516,135)	(182,889)	(969,348)	(243,940)	(379,579)	[2]	(1,494,794)	[2]	(1,613,788)	[2]
Total assets	$ (3,308,904)	$ (16,586,762)	$ (3,308,904)	$ (16,586,762)	$ (6,378,541)	[2]	$ (16,772,255)	[2]	$ (12,927,637)

[1]	Including the holdings located in Europe that are part of the North American operation.
[2]	Includes intercompany and intersegment transactions.